Convertible Debt, Net - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Aug. 12, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Repayment of convertible debt		$ 0	$ 2,000
2018 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument principal amount				$ 13,000
Debt instrument interest rate				8.00%
Debt instrument term				12 months
Qualified equity transaction aggregate proceeds from issuance of common stock				$ 10,000
Qualified equity transaction percenatge of price paid to determine number of conversion shares				80.00%
Debt instrument convertible amount			12,000
Repayment of convertible debt			$ 2,200
Gain on conversion of debt	$ 800
2018 Convertible Notes [Member] | Derivative Liability Related to Convertible Notes [Member]
Debt Instrument [Line Items]
Derivative, loss on derivative	$ 500
2018 Convertible Notes [Member] | Series B Two Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares issued on conversion of debt			3,991,610
2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument principal amount			$ 700
Debt instrument interest rate			1.69%
Debt instrument term			36 months
Qualified equity transaction aggregate proceeds from issuance of common stock			$ 40,000